Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Components of Trade and Other Receivables
The Company’s trade and other receivables as at December 31, 2024 and December 31, 2023 include the following:

	2024	2023
	$	$
Trade receivables	39,265	36,355
Accrued revenues	3,962	3,486
Tax credits receivable	1,651	1,890
Interest receivable	213	—
Other receivables	475	44
	45,566	41,775